Property, plant and equipment - Schedule of Depreciation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	$ 774	$ 552	$ 488
R&D expense
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	589	407	330
G&A expense
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	$ 185	$ 145	$ 158